Rule 497 (e)
                                                                       033-74092

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

                        SUPPLEMENT DATED AUGUST 12, 2011
                         TO PROSPECTUS DATED MAY 1, 2011

The Prospectus dated May 1, 2011 is hereby amended as follows:

Non-qualified contracts are no longer offered for sale.


Please use this supplement with your prospectus. Read this supplement and your prospectus carefully and keep both documents together for future reference.



JNL-PROS-S-08.12.11